UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 44.84%

Consumer Discretionary - 3.32%
*	Digital Generation, Inc.	25,000	$363,140	$290,000
*	Dover Motorsports, Inc.	233,000	295,535	249,310
				539,310
Energy - 1.47%
*	Tetra Technologies, Inc.	26,000	220,393	238,160
				238,160
Financials - 6.64%
*	American Safety Insurance Holdings Ltd.	25,050	478,975	551,100
	Ellington Financial LLC	19,450	424,383	335,318
α	Saizen REIT	1,750,000	213,287	191,182
				1,077,600
Industrials - 5.21%
*	Tecumseh Products Co.	163,000	1,269,009	844,340
				844,340
Information Technology - 28.20%
*	Checkpoint Systems, Inc.	26,000	322,452	314,080
*	Compuware Corp.	68,000	521,639	561,680
*	DSP Group, Inc.	95,900	744,070	563,892
*	Gilat Satellite Networks Ltd.	175,800	745,566	641,670
*	KVH Industries, Inc.	32,000	237,831	248,960
	QAD, Inc. Cl. A	32,600	334,196	358,600
	QAD, Inc. Cl. B	9,500	99,599	104,595
*	Seachange International, Inc.	63,000	574,662	504,630
*	Sierra Wireless, Inc.	89,400	807,995	604,344
	Tellabs, Inc.	6,540	39,485	25,964
*	Transact Technologies, Inc.	104,400	1,168,544	645,192
				4,573,607

	Total Common Stocks (Cost $8,860,761)			7,273,017

EXCHANGE TRADED PRODUCT - 3.03%
	American Select Portfolio	48,000	481,370	491,520

	Total Exchange Traded Product (Cost $481,370)			491,520

SHORT-TERM INVESTMENT - 34.25%
§	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.01%		5,555,550	5,555,550

	Total Short-Term Investment (Cost $5,555,550)			5,555,550

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011
	Principal		Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 18.92%
Comstock Resources, Inc.	$ 500,000		7.750%	4/1/2019	$472,500
Geokinetics Holdings U.S.A., Inc.	650,000		9.750%	12/15/2014	403,000
GMX Resources, Inc.	500,000		4.500%	5/1/2015	250,000
Goodrich Petroleum Corp.	650,000		8.875%	3/15/2019	637,000
Solo Cup Co.	115,000		10.500%	11/1/2013	116,150
Stone Energy Corp.	490,000		6.750%	12/15/2014	487,550
Stonemor Operating LLC	675,000		10.250%	12/1/2017	652,219
SUPERVALU, Inc.	50,000		7.500%	11/15/2014	50,312

Total Corporate Bonds (Cost $3,477,409)					3,068,731

Total Value of Investments (Cost $18,375,090) - 101.04%					$16,388,818

Liabilities in Excess of Other Assets - (1.04)%					(168,698)

Net Assets - 100%					$16,220,120

* Non-income producing investment		α	Singapore security
§ Represents 7 day effective yield

The following acronyms are used in this portfolio:
REIT - Real Estate Investment Trust			LLC - Limited Liability Company

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$182,824
Aggregate gross unrealized depreciation					(2,169,096)

Net unrealized depreciation					$(1,986,272)

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	3.32%	$539,310
Energy	1.47%	238,160
Financials	6.64%	1,077,600
Industrials	5.21%	844,340
Information Technology	28.20%	4,573,607
Exchange Traded Product	3.03%	491,520
Short-term Investment	34.25%	5,555,550
Corporate Bonds	18.92%	3,068,731
Total	101.04%	$16,388,818

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 7,273,017	$ 7,273,017	$ -	$ -
Corporate Bonds	3,068,731	-	3,068,731	-
Exchange Traded Product	491,520	491,520	-	-
Short-term Investment	5,555,550	-	5,555,550	-
Total	$16,388,818	$ 7,764,537	$ 8,624,281	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ James C. Roumell
James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund
Date: January 25 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ James C. Roumell
James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund
Date: January 25, 2012

By: (Signature and Title)	/s/ Craig L. Lukin
Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund
Date: January 25, 2012